Note 6 - Risk Management - Hedging Intruments Affected By IBOR (Details) - Group [Member]	Jun. 30, 2020
Operations And Amounts LineItems
Total Moratoriums And Guarantees	50,049,513,228
Credit Investment	11.90%
Existing Moratoriums [Member]
Operations And Amounts LineItems
Moratorium	29,668,411,180
Ended Moratoriums [Member]
Operations And Amounts LineItems
Moratorium	6,590,198,784
Total
Operations And Amounts LineItems
Moratorium	36,258,609,964
Public Guarantee	13,790,903,264
Number Of Clients [Member]
Operations And Amounts LineItems
Moratorium	3,138,894
Public Guarantee	196,186